Long-Term Investments (Details) - Schedule of balance sheet - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2023
BioFirst [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Current Assets	$ 1,543,151	$ 2,205,669
Noncurrent Assets	739,472	959,454	$ 801,410
Current Liabilities	2,663,051	2,909,703	1,675,194
Noncurrent Liabilities	103,447	32,522	357,150
Stockholders’ Equity (Deficit)	483,874	222,898
Rgene [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Current Assets	68,302	73,452
Noncurrent Assets	303,893	374,423	288,160
Current Liabilities	2,478,868	1,934,786	2,491,974
Noncurrent Liabilities	2,441		$ 2,048
Stockholders’ Equity (Deficit)	$ (2,481,309)	$ (1,486,911)